DIRECT OPERATING COSTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Analysis of income and expense [abstract]
Inventories recognized as expense during the period	$ 5,160	$ 2,479	$ 9,801	$ 2,657